INVESTMENTS, DEBT AND DERIVATIVES - Financial Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Total debt and derivatives	$ 4,913	$ 4,694
Non-current	3,852	3,028
Current	1,061	1,666
At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives	13	0
At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	4,900	4,694
Contingent consideration | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives	13	0
Bank loans and bonds | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	2,958	3,393
Borrowing, of which | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	2,919	3,348
Borrowings, of which principal amount outstanding | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	2,849	3,265
Borrowings, of which other borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	70	83
Other payables	70	83
Interest accrued | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	59	57
Discounts and unamortized fees | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	(20)	(12)
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	1,710	1,030
Other financial liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	$ 232	$ 271